Directors' Remuneration (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Directors' Remuneration

Directors’ remuneration during 2018 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2018 Total ’000

Executive directors (Expressed in RMB)

YANG Jie[1]	—	—	—	—
SHANG Bing[2]	—	867	134	1,001
LI Yue (Chief Executive Officer)	—	1,000	163	1,163
SHA Yuejia[3]	—	745	104	849
DONG Xin[4]	—	890	157	1,047

	—	3,502	558	4,060

Independent non-executive directors (Expressed in Hong Kong dollar)

WONG Kwong Shing, Frank*	177	—	—	177
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen**	417	—	—	417
YANG Qiang***	—	—	—	—

	1,509	—	—	1,509

Directors’ remuneration during 2017 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2017 Total ’000

Executive directors (Expressed in RMB)

SHANG Bing[2]	—	781	123	904
LI Yue (Chief Executive Officer)	—	781	151	932
LIU Aili[5]	—	592	110	702
SHA Yuejia[3]	—	702	148	850
DONG Xin[4]	—	695	145	840

	—	3,551	677	4,228

Independent non-executive directors (Expressed in Hong Kong dollar)

WONG Kwong Shing, Frank*	470	—	—	470
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen**	255	—	—	255

	1,640	—	—	1,640

Directors’ remuneration during 2016 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2016 Total ’000

Executive directors (Expressed in RMB)

SHANG Bing[2]	—	498	122	620
LI Yue (Chief Executive Officer)	—	717	147	864
LIU Aili[5]	—	662	141	803
XUE Taohai[6]	—	646	143	789
SHA Yuejia[3]	—	662	141	803

	—	3,185	694	3,879

Independent non-executive directors (Expressed in Hong Kong dollar)

LO Ka Shui****	130	—	—	130
WONG Kwong Shing, Frank*	470	—	—	470
CHENG Mo Chi, Moses	452	—	—	452
CHOW Man Yiu, Paul	405	—	—	405

	1,457	—	—	1,457

[1]	Mr. YANG Jie has been appointed as an executive director and the chairman of the Company with effect from March 21, 2019.

[2]	Mr. SHANG Bing has resigned from his positions as an executive director and the chairman of the Company with effect from March 4, 2019.

[3]	Mr. SHA Yuejia resigned from his position as executive director of the Company with effect from May 17, 2018.

[4]	Mr. DONG Xin was appointed as an executive director of the Company with effect from March 23, 2017.

[5]	Mr. LIU Aili resigned from his position as executive director of the Company with effect from September 29, 2017.

[6]	Mr. XUE Taohai resigned from the position as executive director of the Company with effect from March 23, 2017.

*	Mr. Frank WONG Kwong Shing resigned from the role of independent non-executive director of the Company with effect from May 17, 2018.
**	Mr. Stephen YIU Kin Wah was appointed as an independent non-executive director of the Company with effect from March 23, 2017.

***	Dr. YANG Qiang has been appointed as an independent non-executive director and a member of the audit committee of the Company with effect from May 17, 2018.

****	Mr. LO Ka Shui resigned from the position as independent non-executive director of the Company with effect from May 26, 2016.